CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash for immediate withdrawal in USD	$ 19,067	$ 22,315
Cash for immediate withdrawal in New Israeli Shekels ("NIS")	1,642	6,204
Cash for immediate withdrawal in Euro and other currencies	63	461
Cash and cash equivalents	$ 20,772	$ 28,980	$ 32,325	$ 46,229